Fair Value Measurement - Carrying Value and Estimated Fair Value (Details 7) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Financial assets
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	$ 213,362,000,000		$ 213,362,000,000			$ 222,554,000,000
Mortgage servicing rights at fair value	12,243,000,000	11,853,000,000	12,243,000,000	11,853,000,000	13,093,000,000	13,649,000,000	15,531,000,000	15,531,000,000
Financial liabilities
Net appreciation	(2,200,000,000)		(2,200,000,000)			300,000,000
Long-term advances from Federal Home Loan Banks						23,000,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,362,000,000		213,362,000,000			222,554,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	121,493,000,000		121,493,000,000			123,587,000,000
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	108,109,000,000		108,109,000,000			105,291,000,000
Deposits	1,048,685,000,000		1,048,685,000,000			930,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,588 and $4,060 at fair value)	254,124,000,000		254,124,000,000			276,644,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	30,208,000,000		30,208,000,000			34,325,000,000
Beneficial Interest Liability	67,457,000,000		67,457,000,000			77,649,000,000
Trading assets and liabilities average balances Abstract
Trading assets - debt and equity instruments	422,715,000,000	340,612,000,000	420,103,000,000	336,212,000,000
Trading assets - derivative receivables	82,860,000,000	79,409,000,000	84,141,000,000	79,048,000,000
Trading liabilities - debt and equity instruments	84,250,000,000	77,492,000,000	83,588,000,000	74,205,000,000
Trading liabilities - derivative payables	66,009,000,000	62,547,000,000	68,634,000,000	60,809,000,000
Fair Value, Measurements, Recurring [Member] | Other Assets [Member] | Fair value
Asset and Liability Parenthetical Fair Values [Abstract]
Other assets (included $18,423 and $18,201 at fair value and assets pledged of $1,597 and $1,485)	18,423,000,000		18,423,000,000			18,201,000,000
Fair Value, Measurements, Recurring [Member] | Fair value
Financial assets
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	21,297,000,000		21,297,000,000			20,299,000,000
Loans (included $1.8 and $2.0 at fair value)	2,007,000,000		2,007,000,000			1,976,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	21,297,000,000		21,297,000,000			20,299,000,000
Securities borrowed (included $14,833 and $13,961 at fair value)	14,833,000,000		14,833,000,000			13,961,000,000
Securities, measured at fair value	324,726,000,000		324,726,000,000			316,318,000,000
Loans Receivable, Fair Value Disclosure	2,007,000,000		2,007,000,000			1,976,000,000
Deposits	4,788,000,000		4,788,000,000			4,369,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6,588 and $4,060 at fair value)	6,588,000,000		6,588,000,000			4,060,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	11,701,000,000		11,701,000,000			9,931,000,000
Accounts Payable and Other Liabilities	73,000,000		73,000,000			236,000,000
Beneficial Interest Liability	911,000,000		911,000,000			1,495,000,000
Long Term Debt Borrowings	38,516,000,000		38,516,000,000			38,839,000,000
Contractual principal outstanding
Financial assets
Assets for which fair value approximates carrying value	200,300,000,000		200,300,000,000			49,200,000,000
Accrued interest and accounts receivable	80,300,000,000		80,300,000,000			70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	121,500,000,000		121,500,000,000			123,600,000,000
Trading assets	458,700,000,000		458,700,000,000			489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	324,700,000,000		324,700,000,000			316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	661,200,000,000		661,200,000,000			660,700,000,000
Mortgage servicing rights at fair value	12,200,000,000		12,200,000,000			13,600,000,000
Other (included $19.6 and $18.2 at fair value)	69,100,000,000		69,100,000,000			64,900,000,000
Total financial assets	2,141,400,000,000		2,141,400,000,000			2,010,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	1,048,700,000,000		1,048,700,000,000			930,400,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	254,100,000,000		254,100,000,000			276,600,000,000
Commercial paper	51,200,000,000		51,200,000,000			35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	30,200,000,000		30,200,000,000			34,300,000,000
Trading liabilities	148,500,000,000		148,500,000,000			146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151,600,000,000		151,600,000,000			138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	67,500,000,000		67,500,000,000			77,600,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	279,200,000,000		279,200,000,000			270,700,000,000
Total financial liabilities	2,031,000,000,000		2,031,000,000,000			1,909,400,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Loans Receivable, Fair Value Disclosure	661,200,000,000		661,200,000,000			660,700,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending related commitments	600,000,000		600,000,000			700,000,000
Appreciation/(depreciation)
Financial assets
Assets for which fair value approximates carrying value	0		0			0
Accrued interest and accounts receivable	0		0			0
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	0		0			0
Securities borrowed (included $15.3 and $14.0 at fair value)	0		0			0
Trading assets	0		0			0
Securities (included $334.8 and $316.3 at fair value)	0		0			0
Loans (included $1.8 and $2.0 at fair value)	100,000,000		100,000,000			2,800,000,000
Mortgage servicing rights at fair value	0		0			0
Other (included $19.6 and $18.2 at fair value)	300,000,000		300,000,000			100,000,000
Total financial assets	400,000,000		400,000,000			2,900,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	(800,000,000)		(800,000,000)			(1,100,000,000)
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	0		0			0
Commercial paper	0		0			0
Other borrowed funds (included $10.6 and $9.9 at fair value)	0		0			0
Trading liabilities	0		0			0
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	100,000,000		100,000,000			0
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	(400,000,000)		(400,000,000)			(300,000,000)
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	(1,500,000,000)		(1,500,000,000)			(1,200,000,000)
Total financial liabilities	(2,600,000,000)		(2,600,000,000)			(2,600,000,000)
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	0		0			0
Loans Receivable, Fair Value Disclosure	100,000,000		100,000,000			2,800,000,000
Estimate of Fair Value
Financial assets
Assets for which fair value approximates carrying value	200,300,000,000		200,300,000,000			49,200,000,000
Accrued interest and accounts receivable	80,300,000,000		80,300,000,000			70,100,000,000
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Securities borrowed (included $15.3 and $14.0 at fair value)	121,500,000,000		121,500,000,000			123,600,000,000
Trading assets	458,700,000,000		458,700,000,000			489,900,000,000
Securities (included $334.8 and $316.3 at fair value)	324,700,000,000		324,700,000,000			316,300,000,000
Loans (included $1.8 and $2.0 at fair value)	661,300,000,000		661,300,000,000			663,500,000,000
Mortgage servicing rights at fair value	12,200,000,000		12,200,000,000			13,600,000,000
Other (included $19.6 and $18.2 at fair value)	69,400,000,000		69,400,000,000			65,000,000,000
Total financial assets	2,141,800,000,000		2,141,800,000,000			2,013,800,000,000
Financial liabilities
Deposits (included $4.3 and $4.4 at fair value)	1,049,500,000,000		1,049,500,000,000			931,500,000,000
Federal funds purchased and securities loaned or sold under repurchase agreements (included $6.2 and $4.1 at fair value)	254,100,000,000		254,100,000,000			276,600,000,000
Commercial paper	51,200,000,000		51,200,000,000			35,400,000,000
Other borrowed funds (included $10.6 and $9.9 at fair value)	30,200,000,000		30,200,000,000			34,300,000,000
Trading liabilities	148,500,000,000		148,500,000,000			146,200,000,000
Accounts payable and other liabilities (included $0.1 and $0.2 at fair value)	151,500,000,000		151,500,000,000			138,200,000,000
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	67,900,000,000		67,900,000,000			77,900,000,000
Long-term debt and junior subordinated deferrable interest debentures (included $37.9 and $38.8 at fair value)	280,700,000,000		280,700,000,000			271,900,000,000
Total financial liabilities	2,033,600,000,000		2,033,600,000,000			1,912,000,000,000
Asset and Liability Parenthetical Fair Values [Abstract]
Federal funds sold and securities purchased under resale agreements (included $21,297 and $20,299 at fair value)	213,400,000,000		213,400,000,000			222,600,000,000
Loans Receivable, Fair Value Disclosure	661,300,000,000		661,300,000,000			663,500,000,000
The Carrying Value and estimated fair value of the Firm's wholesale lending- related commitments [Abstract]
Wholesale lending related commitments	1,500,000,000		1,500,000,000			900,000,000
Fair Value, Measurements, Recurring [Member]
Financial assets
Trading assets	458,722,000,000		458,722,000,000			489,892,000,000
Mortgage servicing rights at fair value	12,243,000,000		12,243,000,000			13,649,000,000
Financial liabilities
Trading liabilities	148,533,000,000		148,533,000,000			146,166,000,000
Total financial liabilities	$ 211,110,000,000		$ 211,110,000,000			$ 205,096,000,000